Investment Objectives and Goals - Vanguard Long-Term Tax-Exempt Bond ETF	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to track the performance of a benchmark index that measures the investment-grade segment of the U.S. municipal bond market with remaining maturities greater than 10 years.